INVESTMENTS IN ASSOCIATES - Schedule of Aggregate Balances of Investments (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of Associates and Joint Ventures [Line Items]
Total assets	$ 24,542	$ 24,025
Total liabilities	(22,743)	(22,020)
Associates And Joint Ventures
Disclosure of Associates and Joint Ventures [Line Items]
Total assets	1,941	2,049
Total liabilities	(1,119)	(1,166)
Net assets	$ 822	$ 883